PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation expense	$ 0	$ 0	$ 523
Cost of sales [member]
Statement [Line Items]
Depreciation expense	412,750	409,442	377,557
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	18,192	16,275	15,530
Other expenses [member]
Statement [Line Items]
Depreciation expense	2,054	3,525	1,986
Total [member]
Statement [Line Items]
Depreciation expense	$ 432,996	$ 429,242	$ 395,073